Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Stock-Based Compensation Plans
Number of Units Outstanding, CRSU (in shares),Beginning	12,017
Weighted-Average Remaining Contractual Life, CRSU (years)	2 years 1 month 6 days	1 year 8 months 12 days
Number of Units Granted, CRSU (in shares)	9,050
Number of Units Vested and settled in cash, CRSU (in shares)	(3,735)
Number of Units Forfeited, CRSU (in shares)	(148)
Number of Units Outstanding, CRSU (in shares), Ending	17,184	12,017
Non-vested, CRSU (in shares)	17,184
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (years)	2 years 1 month 6 days